Intangible Assets - Additional Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Intangible Assets [Line Items]
Goodwill	$ 17,373,413	$ 15,950,624
Goodwill Impairment	$ 0
Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets useful life	3 years
Technology
Disclosure Of Intangible Assets [Line Items]
Intangible assets useful life	5 years